GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

A.	Basis for Presentation

(1)
The condensed interim consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries
 (i) Jazz Technologies, Inc. and its wholly-owned subsidiary, Jazz Semiconductor, Inc, an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies, Inc. and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) from June 2011, TowerJazz Japan Ltd. ("TJP"), a company which owns and operates the facility acquired in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company". References to the "Company" for dates prior to the acquisition of TJP do not include TJP.

(2)	The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

The Company's consolidated financial statements include TJP results as from June 3, 2011. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances. The unaudited condensed interim consolidated financial statements as of June 30, 2012 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2011 and for the year then ended, including the notes thereto.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.

(3)	Certain amounts in prior periods' financial statements have been reclassified in order to conform to the 2012 presentation.

B.	Financing of the Company's Debt Obligations and Other Liabilities

During the past years, the Company experienced business and financial improvement, as reflected by the improvement in the Company's revenue and margins as compared to the period prior to mid-2009 which was negatively affected by the global economic downturn that commenced in 2008. However, following the recent economic slowdown in Europe and worldwide and following the conditions in the financial markets, the semiconductor industry experienced weakening customer demand and reduced rate of growth.

Market analysts are currently cautious with respect to the global economic conditions forecasted for 2012 and beyond, and there can be no assurance that global economic conditions will not negatively affect the Company's business and financial position. There is no assurance that another downturn in the semiconductor industry and/or in the global economy will not occur. The effects of another downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn in the semiconductor industry and/or in the global economy may adversely affect the Company's commercial relationships with its customers, suppliers, and creditors, including its lenders, its plans to continue its capacity growth, and the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its capacity growth plans and the ramp-up of its business technology capabilities and manufacturing capacity and capabilities, and to fulfill its debt obligations and other liabilities. However there is no assurance as to the extent of such funding or when, if at all, such funding will be available to the Company. Such funding may include, among others, debt restructuring and/or refinancing, possible financing transactions, sale of assets, intellectual property licensing, possible sale and lease-back of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 3, 7B, 12B, 13, 17 to the 2011 audited consolidated financial statements and Note 2 below.